Share Capital, Additional Paid-in Capital, Share Premium and Other Reserves - Summary of Share Capital and Share Premium Movements (Detail) - RUB (₽) shares in Thousands, ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Share Capital and Share Premium [Abstract]
Number of shares issued, beginning balance	60,597	60,419
Increase of share capital due to exercise of options by employees during the year	336	178
Number of shares issued, ending balance	60,933	60,597
Share capital, beginning balance	₽ 1	₽ 1
Share capital, increase of share capital due to exercise of options by employees during the year	0	0
Share capital, ending balance	1	1
Share premium, beginning balance	12,068	12,068
Share premium, increase of share capital due to exercise of options by employees during the year	0	0
Share premium, ending balance	₽ 12,068	₽ 12,068